Shareholder Report, Average Annual Return (Details)		12 Months Ended		19 Months Ended		34 Months Ended		47 Months Ended		49 Months Ended		55 Months Ended		60 Months Ended		75 Months Ended		90 Months Ended		98 Months Ended		100 Months Ended		118 Months Ended				120 Months Ended
		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025
C000089998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.71%												9.04%														12.24%
C000089997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		5.44%												8.77%														11.95%
C000150375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.29%												7.77%														10.29%
C000150374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		4.01%												7.50%										10.17%	[1]
C000176395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		1.31%												2.89%								5.95%	[2]
C000176396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		1.07%												2.62%						4.70%	[3]
C000194993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(0.82%)												4.18%				4.39%	[4]
C000194994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		(1.14%)												3.91%		2.62%	[5]
C000227429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		(0.75%)						(8.22%)	[6]
C000217916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.85%										(3.03%)	[7]
C000226510 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(4.12%)								(8.19%)	[8]
C000236764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		6.41%				7.93%	[9]
C000243194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.93%												6.68%												4.44%	[10]
C000243192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		5.72%												6.37%												4.11%	[11]
C000243193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		6.14%												6.75%												4.46%	[12]
C000246957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		4.87%		9.63%	[13]
C000258187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Polen Floating Rate Income ETF
Average Annual Return, Percent	[14]	4.55%				8.72%	[15]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	[16]	12.10%												15.60%														12.31%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World® Index (“ACWI”) (Net Dividend)
Average Annual Return, Percent		11.84%	[17]	17.94%	[18]									13.06%	[17]									9.14%	[19],[20]			8.62% [17]
MSCI All Country World Index ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)
Average Annual Return, Percent		11.93%	[21]											10.08%	[21]					6.48%	[22],[23]	7.07%	[21],[24]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		11.40%	[25],[26]					7.61%	[27],[28],[29]	8.75%	[30],[31],[32]			15.11%	[25],[26]	13.33%	[33],[34],[35]	12.00%	[25],[26],[36]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets® Index (Net Dividend)
Average Annual Return, Percent	[37]	9.03%										2.21%	[38]
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		8.14%	[39],[40],[41],[42],[43]			3.10%	[39],[40],[41],[44],[45]							(0.00%)	[42],[43],[46]											2.04%	[42],[43],[47]
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent		8.69%	[39],[43]			9.09%	[39],[44]							6.41%	[43]											5.01%	[43],[47]
ICE BofA BB B U S Non Financial High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA BB/B U.S. Non‑Financial High Yield Constrained® Index
Average Annual Return, Percent	[39]	7.57%				8.36%	[44]
Sixty MSCI All Country World Index and 40 ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% MSCI All Country World® Index and 40% ICE BofA U.S. High Yield® Index
Average Annual Return, Percent		10.88%		15.24%	[18]
Morningstar LSTA U S Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[40]	6.16%				9.37%	[45]
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[48]	14.53%												17.22%														15.25%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		2.42%	[49]					(3.26%)	[27],[50]					7.60%	[49]	5.71%	[33],[51]	5.33%	[36],[49]
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Average Annual Return, Percent	[52]	0.68%								(2.44%)	[30]

[1]	The Polen Global Growth Fund commenced operations on July 6, 2015.
[2]	The Polen International Growth Fund commenced operations on December 30, 2016.
[3]	The Polen International Growth Fund commenced operations on March 15, 2017.
[4]	The Polen U.S. Small Company Growth Fund commenced operations on November 1, 2017.
[5]	The Polen U.S. Small Company Growth Fund commenced operations on February 8, 2019.
[6]	The Polen U.S. Small Company Growth Fund commenced operations on June 1, 2021.
[7]	The Polen Emerging Markets Growth Fund commenced operations on October 16, 2020.
[8]	The Polen U.S. SMID Company Growth Fund commenced operations on April 1, 2021.
[9]	The Polen U.S. High Yield Fund commenced operations on June 30, 2022.
[10]	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
[11]	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
[12]	The Polen Opportunistic High Yield Fund commenced operations on July 16, 2015.
[13]	The Polen Growth & Income Fund commenced operations on October 2, 2023.
[14]	On March 21, 2025, the Polen Floating Rate Income ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Polen Bank Loan Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 21, 2025 is linked to the Predecessor Fund’s Institutional Class.
[15]	The Predecessor Fund commenced operations on June 30, 2022.
[16]	The S&P 500 Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[17]	The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[18]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[19]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[20]	The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[21]	The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[22]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[23]	The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[24]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[25]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
[26]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[27]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[28]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
[29]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[30]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[31]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
[32]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[33]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[34]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition.
[35]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[36]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[37]	The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[38]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[39]	The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA BB/B U.S. Non-Financial High Yield Constrained Index contains all securities in the ICE BofA U.S. High Yield Index rated BB1 through B3, based on an average of Moody's, S&P and Fitch, but caps issuer exposure at 2% and excludes Financials. Index constituents are capitalization-weighted, based on their current amount outstanding, provided that the total allocation to an individual issuer does not exceed 2%.
[40]	The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield. The Morningstar LSTA US Leveraged Loan Index is a broad, unmanaged high yield index composed of loans that meet the following inclusion rules; senior secured, minimum initial term of one year, initial minimum spread of Base Rate+125 basis points at inception, minimum size of $50 million, and U.S. dollar-denominated.
[41]	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[42]	The Fund has designated the Bloomberg U.S. Universal Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[43]	The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[44]	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.
[45]	Benchmark performance is from the commencement date of the Fund only and is not the commencement date of the benchmark itself.
[46]	Return was less than -0.005.
[47]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[48]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.
[49]	The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[50]	The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[51]	The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.
[52]	The Russell 2500® Growth Index is a market capitalization weighted index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.